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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Quarter  Ended:           June 30, 2012
                                                   --------------------

Check  here  if  Amendment  [_];  Amendment  Number: ____________________

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Vulcan Value Partners, LLC

Address:  3500 Blue Lake Drive, Suite 400
          Birmingham, AL 35423

Form 13F File Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    F. Hampton McFadden, Jr.

Title:   Chief Compliance Officer

Phone:   205-803-1582

Signature, Place, and Date of Signing:

  /s/ F. Hampton McFadden, Jr.        Birmingham, AL          August 29, 2012

Report Type:

[X]  13F HOLDINGS REPORT

[_]  13F NOTICE

[_]  13F COMBINATION REPORT

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                         -----------------------

Form 13F Information Table Entry Total:               48
                                         -----------------------
Form 13F Information Table Value Total:         $476,841
                                         -----------------------
                                               (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D APPLE INC                      COM              037833100    20684    35418 SH       SOLE                  32056        0     3362
D ALTRA HOLDINGS INC             COM              02208R106     2038   129501 SH       SOLE                 109951        0    19550
D FRANKLIN RESOURCES INC         COM              354613101    21406   192863 SH       SOLE                 173017        0    19846
D BANK OF NEW YORK MELLON CORP   COM              064058100    22527  1026309 SH       SOLE                 926724        0    99585
D CHUBB CORP                     COM              171232101    17225   236539 SH       SOLE                 210039        0    26500
D CME GROUP INC                  COM              12572Q105    22213    82849 SH       SOLE                  74493        0     8356
D CISCO SYSTEMS INC              COM              17275R102    17086   995103 SH       SOLE                 877052        0   118051
D DONALDSON CO                   COM              257651109     1399    41913 SH       SOLE                  35334        0     6579
D DISNEY (WALT) COMPANY          COM              254687106    21553   444397 SH       SOLE                 399705        0    44692
D DISCOVERY COMMUNICATIONS - C   COM              25470F302    20817   415597 SH       SOLE                 373589        0    42008
D DUN & BRADSTREET CORP          COM              26483E100     3663    51468 SH       SOLE                  44003        0     7465
D DOVER CORP                     COM              260003108    18991   354246 SH       SOLE                 320413        0    33833
D ENDURANCE SPECIALTY HOLDINGS   COM              G30397106     5461   142503 SH       SOLE                 132241        0    10262
D EATON VANCE CORP               COM              278265103     8285   307415 SH       SOLE                 291318        0    16097
D FAIR ISAAC CORP                COM              303250104     2090    49430 SH       SOLE                  42197        0     7233
D GARDNER DENVER INC             COM              365558105     1507    28489 SH       SOLE                  24131        0     4358
D GOOGLE INC                     COM              38259P508    14999    25857 SH       SOLE                  22896        0     2961
D HEARTLAND PMT SYS              COM              42235N108     1272    42276 SH       SOLE                  36202        0     6074
D ICONIX BRAND GROUP INC         COM              451055107     3841   219884 SH       SOLE                 199784        0    20100
D IDEX CORP                      COM              45167R104     1419    36408 SH       SOLE                  30752        0     5656
D INTERCONTINENTAL HOTELS GROU   COM              45857P301    17937   744274 SH       SOLE                 646215        0    98059
D INTERVAL LEISURE GROUP         COM              46113M108     2188   115088 SH       SOLE                  98842        0    16246
D ITURAN LOCATION & CONTROL LT   COM              M6158M104     1742   158801 SH       SOLE                 134683        0    24118
D JARDEN CORPORATION             COM              471109108     4734   112651 SH       SOLE                 103138        0     9513
D JANUS CAP GROUP INC            COM              47102X105     2369   302991 SH       SOLE                 257924        0    45067
D JOS A BANK CLOTHIERS INC       COM              480838101     2759    64976 SH       SOLE                  55661        0     9315
D KMG CHEMICALS I                COM              482564101     2558   132667 SH       SOLE                 114066        0    18601
D COCA-COLA CO                   COM              191216100    15915   203538 SH       SOLE                 183612        0    19926
D LINCOLN ELECTRIC HOLDINGS      COM              533900106      548    12523 SH       SOLE                  10751        0     1772
D MASTERCARD INC                 COM              57636Q104    14143    32882 SH       SOLE                  29582        0     3300
D MICROSOFT CORP                 COM              594918104    19115   624875 SH       SOLE                 562383        0    62492
D NATHAN`S FAMOUS                COM              632347100     3479   117938 SH       SOLE                 108654        0     9284
D NAVIGATORS GROUP INC           COM              638904102     2770    55335 SH       SOLE                  47302        0     8033
D NASDAQ STOCK MKT INC           COM              631103108    19020   839006 SH       SOLE                 750586        0    88420
D NORDSON CORP                   COM              655663102      573    11172 SH       SOLE                   9436        0     1736
D NETSPEND HOLDINGS INC          COM              64118V106     5200   565844 SH       SOLE                 523084        0    42760
D ORACLE CORPORATION             COM              68389X105    21686   730178 SH       SOLE                 659539        0    70639
D PARKER HANNIFIN CORP           COM              701094104    15903   206849 SH       SOLE                 185093        0    21756
D PROASSURANCE CORP              COM              74267C106      599     6726 SH       SOLE                   5585        0     1141
D EVEREST RE GROUP LTD           COM              G3223R108    21211   204956 SH       SOLE                 181418        0    23538
D SONIC CORP                     COM              835451105     1899   189568 SH       SOLE                 163539        0    26029
D TUPPERWARE BRANDS CORPORATIO   COM              899896104     2407    43947 SH       SOLE                  37561        0     6386
D TOWERS WATSON & CO             COM              891894107     4135    69040 SH       SOLE                  63206        0     5834
D TIME WARNER INC                COM              887317303    17774   461653 SH       SOLE                 410282        0    51371
D UNILEVER N.V. (ADR)            COM              904784709     9807   294077 SH       SOLE                 259227        0    34850
D UNIVERSAL TECHNICAL INSTITUT   COM              913915104     2811   208094 SH       SOLE                 178853        0    29241
D UNITED TECHNOLOGIES            COM              913017109    15239   201762 SH       SOLE                 182492        0    19270
D VISA INC                       COM              92826C839    19844   160513 SH       SOLE                 143257        0    17256
